Earnings Per Share - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 TWD ($) $ / shares shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2020 TWD ($) $ / shares shares
Basic earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $		$ 3,439,697	$ 4,937,267	$ 2,378,978
Diluted earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $		$ 3,439,697	$ 4,937,267	$ 2,378,978
Weighted average number of ordinary shares outstanding		727,240	727,240	727,240
Diluted earnings per share, weighted-average number of ordinary shares outstanding
Employees' compensation		15,406	15,618	9,668
Weighted average number of ordinary shares outstanding		742,646	742,858	736,908
Ordinary shares [member]
Basic earnings per share
Equity holders of the Company - Earnings per share | (per share)	$ 0.15	$ 4.73	$ 6.79	$ 3.27
Diluted earnings per share
Diluted earnings (loss) per share | (per share)	$ 0.15	$ 4.63	$ 6.65	$ 3.23